ADDITIONAL INFORMATION OF EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2025
Expenses by nature [abstract]
Disclosure of additional information of expenses by nature

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

a. Depreciation of property, plant and equipment and right-of-use assets
Recognized in cost of revenue	$492,827.4	$616,390.4	$638,013.5
Recognized in operating expenses	30,097.8	37,190.4	41,614.0
Recognized in other operating income and expenses	7.5	29.7	56.5

	$522,932.7	$653,610.5	$679,684.0

b. Amortization of intangible assets

Recognized in cost of revenue	$6,538.1	$6,342.3	$5,362.0
Recognized in operating expenses	2,720.1	2,843.8	3,050.4

	$9,258.2	$9,186.1	$8,412.4

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$5,365.5	$5,932.2	$6,707.5
Defined benefit plans	281.4	275.7	256.8
	5,646.9	6,207.9	6,964.3
Share-based payments
Equity-settled	483.0	1,242.7	1,246.1
Cash-settled	61.4	403.5	304.1
	544.4	1,646.2	1,550.2
Other employee benefits	233,517.3	293,968.0	387,600.3

	$239,708.6	$301,822.1	$396,114.8

Employee benefits expense summarized by function
Recognized in cost of revenue	$133,334.7	$163,657.1	$235,604.0
Recognized in operating expenses	106,373.9	138,165.0	160,510.8

	$239,708.6	$301,822.1	$396,114.8

Summary of accrued profit sharing bonus to employees	Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Profit sharing bonus to employees	$50,090.5	$70,296.3	$103,073.0
TSMC’s accrued profit sharing bonus to employees and compensation to directors for 2023, 2024 and
2025 are illustrated below:

	Years Ended December 31
	2023	2024	2025
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)

Profit sharing bonus to employees	$50,090.5	$70,296.3	$103,073.0
Compensation to directors	$552.0	$359.0	$156.3